Ordinary Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ordinary Shares
8.	Ordinary Shares
Ordinary Shares have no liquidation preferences and entitle holders to one vote per share. Ordinary shareholders are entitled to receive non-cumulative
dividends, when and if declared by our Board of Directors.

9.	Ordinary Shares
Ordinary Shares have no liquidation preferences and entitle holders to one vote per share. Ordinary shareholders are entitled to receive non-cumulative
dividends, when and if declared by our Board of Directors.